Schedule of Investments
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–110.21%(a)
California–107.25%
ABAG Finance Authority for Non-profit Corps. (Sharp Healthcare); Series 2014 A, RB	5.00%	08/01/2043	$ 500	$ 557,265
Alhambra (City of), CA (Atherton Baptist Homes); Series 2010 A, RB (b)(c)	7.62%	01/01/2020	1,575	1,583,064
Alhambra Elementary School District (Election of 1999); Series 1999 A, GO Bonds (INS -AGM)(d)(e)	0.00%	09/01/2020	1,925	1,906,943
Anaheim (City of), CA Public Financing Authority (Electric System Distribution Facilities); Series 2011 A, RB (b)(c)	5.38%	04/01/2021	2,500	2,648,675
Bay Area Toll Authority (San Francisco Bay Area);
Series 2017 F-1, RB (f)	5.00%	04/01/2056	3,465	4,122,622
Series 2017, Ref. RB	4.00%	04/01/2037	1,720	1,944,391
Series 2017, Ref. RB	4.00%	04/01/2049	630	692,011
Bay Area Water Supply & Conservation Agency; Series 2013 A, RB	5.00%	10/01/2034	1,950	2,174,406
Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds (e)	0.00%	08/01/2026	1,465	1,318,837
Series 2009, GO Bonds (e)	0.00%	08/01/2032	3,045	2,294,986
California (County of), CA Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB (e)	0.00%	06/01/2055	12,000	723,840
California (County of), CA Tobacco Securitization Agency (Gold Country Settlement Funding Corp.); Series 2006, RB (e)	0.00%	06/01/2033	1,345	624,645
California (County of), CA Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2006, RB (g)	5.70%	06/01/2046	1,030	1,036,757
California (State of);
Series 2004 A9, Ref. VRD GO Bonds (LOC-State Street Bank & Trust Co.)(h)(i)	0.70%	12/11/2019	3,275	3,275,000
Series 2004 B1, VRD GO Bonds (LOC - Barclays Bank PLC)(h)(i)	0.42%	12/04/2019	8,325	8,325,000
Series 2004 B1, VRD GO Bonds (LOC - Bank Of Montreal)(h)(i)	0.42%	05/01/2033	3,800	3,800,000
Series 2010, GO Bonds	5.25%	11/01/2040	3,000	3,112,800
Series 2011, GO Bonds	5.00%	09/01/2032	2,450	2,614,787
Series 2011, GO Bonds	5.00%	10/01/2041	2,500	2,676,075
Series 2012, Ref. GO Bonds	5.25%	02/01/2030	1,000	1,088,140
Series 2015, GO Bonds	5.00%	08/01/2045	1,000	1,169,910
Series 2016, GO Bonds (f)	5.00%	09/01/2045	3,400	4,040,866
Series 2017, Ref. GO Bonds	5.00%	08/01/2035	1,370	1,653,001
California (State of) (Green Bonds); Series 2014, GO Bonds	5.00%	10/01/2037	1,745	2,039,381
California (State of) (Kindergarten); Series 2004 B2, VRD GO Bonds (LOC - Citibank N.A.)(h)(i)	0.40%	12/04/2019	4,390	4,390,000
California (State of) Community College Financing Authority (Orange Coast Properties LLC- Orange Coast College); Series 2018, RB	5.25%	05/01/2048	665	779,998
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB (j)	5.00%	04/01/2049	2,055	2,284,626
California (State of) Educational Facilities Authority (Loma Linda University);
Series 2017 A, Ref. RB	5.00%	04/01/2042	1,715	2,016,103
Series 2017 A, Ref. RB	5.00%	04/01/2047	1,000	1,165,190
California (State of) Educational Facilities Authority (Pitzer College); Series 2009, RB (b)(c)	6.00%	04/01/2020	2,000	2,033,280
California (State of) Educational Facilities Authority (Stanford University); Series 2010, RB (f)	5.25%	04/01/2040	4,520	6,748,541
California (State of) Health Facilities Financing Authority; Series 2019, RB	5.00%	11/15/2049	1,690	1,998,324
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2011 A, RB	5.25%	03/01/2041	2,500	2,609,325
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center);
Series 2015, Ref. RB	5.00%	11/15/2031	1,300	1,571,609
Series 2015, Ref. RB	5.00%	11/15/2032	1,250	1,506,938
Series 2015, Ref. RB	5.00%	11/15/2033	1,000	1,205,650
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles);
Series 2010, RB (b)(c)	5.25%	07/01/2020	2,950	3,022,186
Series 2017 A, Ref. RB	5.00%	08/15/2047	1,715	2,007,202
See accompanying notes which are an integral part of this schedule.
Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford); Series 2017, RB	4.00%	11/15/2047	$ 560	$ 609,689
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2013 A, RB	5.00%	07/01/2037	1,000	1,118,760
California (State of) Health Facilities Financing Authority (Stanford Hospital); Series 2008 A-2, Ref. RB (b)(c)	5.25%	11/15/2021	2,000	2,165,340
California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2011 B, RB (b)(c)	5.50%	08/15/2020	1,000	1,031,650
Series 2018 A, RB	5.00%	11/15/2048	3,000	3,584,280
California (State of) Housing Finance Agency; Series 2019 A-1, RB	4.25%	01/15/2035	1,689	1,972,239
California (State of) Housing Finance Agency (Verdant at Green Valley); Series 2019 A, RB (j)	5.00%	08/01/2049	1,360	1,539,044
California (State of) Municipal Finance Authority (American Heritage Education Foundation);
Series 2016 A, Ref. RB	5.00%	06/01/2036	1,000	1,148,610
Series 2016 A, Ref. RB	5.00%	06/01/2046	1,640	1,856,611
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy);
Series 2018 A, RB (j)	5.00%	06/01/2038	280	326,973
Series 2018 A, RB (j)	5.00%	06/01/2048	380	436,460
California (State of) Municipal Finance Authority (California Baptist University); Series 2016 A, RB (j)	5.00%	11/01/2046	1,000	1,129,300
California (State of) Municipal Finance Authority (Caritas Affordable Housing, Inc.);
Series 2014 A, RB	5.25%	08/15/2039	1,200	1,349,964
Series 2014 A, RB	5.25%	08/15/2049	1,420	1,578,770
California (State of) Municipal Finance Authority (Caritas Projects);
Series 2012 A, RB	5.50%	08/15/2047	1,500	1,601,745
Series 2017 A, Ref. RB	4.00%	08/15/2037	1,055	1,121,043
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing Project); Series 2018, RB	5.00%	05/15/2043	1,650	1,962,526
California (State of) Municipal Finance Authority (Community Medical Centers);
Series 2017 A, Ref. RB	5.00%	02/01/2042	625	727,256
Series 2017 A, Ref. RB	5.00%	02/01/2047	1,380	1,595,487
California (State of) Municipal Finance Authority (Eisenhower Medical Center);
Series 2010 A, RB (b)(c)	5.50%	07/01/2020	1,000	1,025,910
Series 2010 A, RB (b)(c)	5.75%	07/01/2020	1,500	1,541,025
Series 2017 A, Ref. RB	5.00%	07/01/2047	1,000	1,152,360
California (State of) Municipal Finance Authority (Emerson College); Series 2011, RB (b)(c)	5.75%	01/01/2022	1,315	1,443,975
California (State of) Municipal Finance Authority (Humangood Obligation Group); Series 2019 A, Ref. RB	5.00%	10/01/2044	1,695	1,978,980
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB (k)	5.00%	12/31/2038	2,005	2,375,745
California (State of) Municipal Finance Authority (Mt. San Antonio Gardens); Series 2019, Ref. RB	5.00%	11/15/2049	2,750	3,207,434
California (State of) Municipal Finance Authority (Orange County Civic Center); Series 2017 A, RB (f)	5.00%	06/01/2042	5,160	6,157,583
California (State of) Municipal Finance Authority (Palmdale Aerospace Academy (The)); Series 2018 A, RB (j)	5.00%	07/01/2049	600	673,740
California (State of) Municipal Finance Authority (Touro College and University System); Series 2014 A, RB	5.25%	01/01/2034	620	691,579
California (State of) Municipal Finance Authority (Town and Country Manor); Series 2019, Ref. RB (INS -Cal-Mortgage)(d)	5.00%	07/01/2049	1,400	1,713,334
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing); Series 2019, RB	5.00%	05/15/2049	2,660	3,190,218
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, Ref. RB (k)	4.00%	07/15/2029	1,375	1,561,326
California (State of) Municipal Finance Authority (University of La Verne);
Series 2010 A, RB (b)(c)	6.12%	06/01/2020	1,000	1,025,720
Series 2017 A, Ref. RB	5.00%	06/01/2043	600	704,904
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB	5.00%	08/01/2039	1,500	1,718,775
California (State of) Pollution Control Finance Authority; Series 2012, RB (j)(k)	5.00%	07/01/2037	3,000	3,208,680
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB (j)	5.00%	07/01/2039	2,000	2,412,800
See accompanying notes which are an integral part of this schedule.
Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Pollution Control Financing Authority (Waste Management, Inc.); Series 2015 B-1, Ref. RB (k)	3.00%	11/01/2025	$ 1,500	$ 1,601,760
California (State of) Public Finance Authority (Sharp HealthCare); Series 2017 B, VRD RB (LOC - Barclays Bank PLC)(h)(i)	0.45%	08/01/2052	2,720	2,720,000
California (State of) Public Finance Authority (Trinity Classical Academy);
Series 2019 A, RB (j)	5.00%	07/01/2036	400	430,564
Series 2019 A, RB (j)	5.00%	07/01/2044	375	396,023
Series 2019 A, RB (j)	5.00%	07/01/2054	1,000	1,048,040
California (State of) Public Works Board (Various Capital); Series 2011 A, RB	5.13%	10/01/2031	2,000	2,142,340
California (State of) Public Works Board (Various Correctional Facilities); Series 2014 A, RB	5.00%	09/01/2039	3,000	3,453,270
California (State of) School Finance Authority (Alliance for College-Ready Public Schools);
Series 2013 A, RB	6.30%	07/01/2043	840	952,400
Series 2015, RB (j)	5.00%	07/01/2045	1,265	1,406,731
California (State of) School Finance Authority (Aspire Public Schools);
Series 2015 A, Ref. RB (j)	5.00%	08/01/2045	1,000	1,110,160
Series 2016, Ref. RB (j)	5.00%	08/01/2046	750	832,155
California (State of) School Finance Authority (Granada Hills Charter Obligated Group); Series 2019, RB (j)	5.00%	07/01/2043	2,000	2,281,200
California (State of) School Finance Authority (Green Dot Public Schools);
Series 2015 A, RB (j)	5.00%	08/01/2045	1,500	1,671,045
Series 2018 A, RB (j)	5.00%	08/01/2038	1,000	1,183,440
California (State of) School Finance Authority (KIPP LA);
Series 2015 A, RB (j)	5.00%	07/01/2045	500	558,755
Series 2017 A, RB (j)	5.00%	07/01/2037	590	693,244
Series 2017 A, RB (j)	5.00%	07/01/2047	370	426,917
California (State of) School Finance Authority (Kipp Socal Public Schools); Series 2019 A, RB (j)	5.00%	07/01/2049	1,700	2,021,130
California (State of) School Finance Authority (New Designs Charter School); Series 2012 A, RB	5.25%	06/01/2032	1,550	1,650,518
California (State of) Statewide Communities Development Authority (Adventist Health System);
Series 2015, Ref. RB	5.00%	03/01/2033	775	916,949
Series 2015, Ref. RB	5.00%	03/01/2045	2,315	2,681,140
California (State of) Statewide Communities Development Authority (Alliance for College-Ready Public Schools); Series 2012, RB	6.10%	07/01/2032	820	873,234
California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2014 A, RB	5.13%	11/01/2023	580	622,288
Series 2017 A, Ref. RB (j)	5.00%	11/01/2041	875	1,008,718
California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group); Series 2010, RB	5.25%	11/01/2030	1,675	1,734,864
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2017, Ref. RB	5.00%	04/01/2047	2,015	2,349,329
California (State of) Statewide Communities Development Authority (Henry Mayo Newhall Memorial Hospital); Series 2014 A, RB (INS -AGM)(d)	5.25%	10/01/2043	600	676,548
California (State of) Statewide Communities Development Authority (Huntington Memorial Hospital); Series 2014 B, Ref. RB	5.00%	07/01/2044	750	842,475
California (State of) Statewide Communities Development Authority (John Muir Health); Series 2016 A, Ref. RB	5.00%	08/15/2051	3,000	3,490,800
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing);
Series 2016, Ref. RB (j)	5.00%	06/01/2046	1,000	1,110,990
Series 2019, RB (j)	5.00%	06/01/2034	375	444,394
Series 2019, RB (j)	5.00%	06/01/2039	100	116,687
Series 2019, RB (j)	5.00%	06/01/2051	295	339,486
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.50%	12/01/2054	1,500	1,668,360
Series 2016 A, RB (j)	5.25%	12/01/2056	830	934,796
See accompanying notes which are an integral part of this schedule.
Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (Methodist Hospital of Sothern California); Series 2018; RB	5.00%	01/01/2048	$ 495	$ 577,467
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts); Series 2019, RB (j)	5.25%	07/01/2039	1,640	1,918,357
California (State of) Statewide Communities Development Authority (Terraces at San Joaquin Garden); Series 2012, RB	5.63%	10/01/2032	1,000	1,119,090
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments); Series 2012, Ref. RB	5.38%	05/15/2038	2,000	2,115,440
California (State of) Statewide Finance Authority (Pooled Tobacco Securitization); Series 2006 A, RB (e)	0.00%	06/01/2046	8,000	1,556,240
California Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group); Series 2015 A, Ref. RB	5.00%	11/01/2041	4,265	4,777,440
California Infrastructure & Economic Development Bank (Academy Motion Picture Arts and Sciences Obligated Group); Series 2015, Ref. RB	5.00%	11/01/2035	1,000	1,128,580
California Infrastructure & Economic Development Bank (Broad Museum); Series 2011 A, RB	5.00%	06/01/2021	2,000	2,121,460
California Public Finance Authority (Henry Mayo Newhall Hospital);
Series 2017, Ref. RB	5.00%	10/15/2037	1,000	1,142,550
Series 2017, Ref. RB	5.00%	10/15/2047	1,000	1,126,600
California State University;
Series 2012 A, RB (f)	5.00%	11/01/2037	6,750	7,456,590
Series 2018 A, Ref. RB	5.00%	11/01/2048	2,690	3,295,438
California Statewide Communities Development Authority (Statewide Community Infrastructure Program); Series 2019 C, RB	5.00%	09/02/2049	150	171,420
Cerritos Community College District (Election of 2012); Series 2018 B, GO Bonds	4.00%	08/01/2043	1,870	2,084,003
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS -NATL)(d)(e)	0.00%	08/01/2029	735	598,070
Compton Unified School District; Series 2019 B, GO Bonds (INS -BAM)(d)	4.00%	06/01/2049	1,390	1,536,450
East Bay Municipal Utility District; Series 2010 A, Ref. RB (b)(c)	5.00%	06/01/2020	2,000	2,040,960
Eden (Township of), CA Healthcare District; Series 2010, Ref. COP (b)(c)	6.12%	06/01/2020	1,000	1,025,210
El Segundo Unified School District (Election of 2008); Series 2009 A, GO Bonds (e)	0.00%	08/01/2033	4,430	3,202,668
Emeryville (City of), CA Public Financing Authority (Alameda County);
Series 2014 A, Ref. RB (INS -AGM)(d)	5.00%	09/01/2032	445	517,842
Series 2014 A, Ref. RB (INS -AGM)(d)	5.00%	09/01/2033	385	447,416
Series 2014 A, Ref. RB (INS -AGM)(d)	5.00%	09/01/2034	500	577,055
Escondido Union School District (Election of 2014); Series 2018 B, GO Bonds	4.00%	08/01/2047	1,690	1,872,131
Foothill-Eastern Transportation Corridor Agency; Series 2015, Ref. RB (INS -AGM)(d)(e)	0.00%	01/15/2035	2,745	1,823,229
Fremont Community Facilities District No. 1 (Pacific Commons);
Series 2015, Ref. RB	5.00%	09/01/2035	815	930,869
Series 2015, Ref. RB	5.00%	09/01/2045	905	1,020,026
Fullerton (City of), CA Community Facilities District No. 1 (Amerige Heights);
Series 2012, Ref. RB	5.00%	09/01/2026	1,960	2,145,965
Series 2012, Ref. RB	5.00%	09/01/2032	1,090	1,191,566
Gilroy Unified School District (Election of 2008);
Series 2009 A, GO Bonds (b)(e)	0.00%	08/01/2029	615	518,722
Series 2009 A, GO Bonds (INS -AGC)(d)(e)	0.00%	08/01/2029	4,735	3,893,590
Series 2009 A, GO Bonds (b)(e)	0.00%	08/01/2031	2,235	1,790,637
Series 2009 A, GO Bonds (INS -AGC)(d)(e)	0.00%	08/01/2031	1,415	1,090,710
Glendora (City of), CA Public Finance Authority; Series 2003 A, RB (INS -NATL)(d)	5.00%	09/01/2024	2,200	2,206,974
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB	5.00%	06/01/2030	2,000	2,244,380
Series 2015 A, Ref. RB	5.00%	06/01/2040	695	804,643
Series 2015 A, Ref. RB	5.00%	06/01/2045	1,165	1,341,195
Series 2017 A-1, Ref. RB	5.00%	06/01/2029	1,000	1,190,220
Series 2018 A-1, Ref. RB	5.00%	06/01/2047	2,240	2,304,758
Series 2018 A-2, Ref. RB	5.00%	06/01/2047	3,000	3,086,730
Grossmont Union High School District; Series 2019 C-2, Ref. GO Bonds	4.00%	08/01/2044	2,155	2,467,066
See accompanying notes which are an integral part of this schedule.
Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Hollister Joint Powers Financing Authority; Series 2016, Ref. RB (INS -AGM)(d)	5.00%	06/01/2036	$ 1,270	$ 1,520,101
Inglewood (City of), CA Redevelopment Agency (Merged Redevelopment); Series 1998 A, Ref. RB (INS -AMBAC)(d)	5.25%	05/01/2023	650	702,988
Inland Empire Tobacco Securitization Authority;
Series 2007 C-1, RB (e)	0.00%	06/01/2036	8,000	2,730,320
Series 2007 C-2, RB (e)	0.00%	06/01/2047	14,000	2,256,520
Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 1);
Series 2014, RB	5.00%	09/01/2044	445	492,766
Series 2014, RB	5.00%	09/01/2049	445	491,049
Irvine Ranch Water District; Series 2016, RB (f)	5.25%	02/01/2046	4,305	5,198,201
Irvine Unified School District (Community Facilities District No. 01-1); Series 2015, Ref. RB (INS -BAM)(d)	5.00%	09/01/2038	3,500	4,001,200
Irvine Unified School District (Community Facilities District No. 06-1- Portola Springs); Series 2010, RB	6.70%	09/01/2035	515	531,434
Irvine Unified School District (Community Facilities District No. 09-1);
Series 2017 B, RB	5.00%	09/01/2047	500	582,900
Series 2018 A, Ref. RB	5.00%	09/01/2045	1,000	1,169,620
Long Beach (City of), CA;
Series 2010 A, RB	5.00%	06/01/2040	2,500	2,545,325
Series 2015, RB	5.00%	05/15/2045	2,370	2,677,507
Long Beach (City of), CA Bond Finance Authority (Aquarium of the Pacific); Series 2012, Ref. RB	5.00%	11/01/2029	2,000	2,143,640
Long Beach (City of), CA Bond Finance Authority (Natural Gas Purchase); Series 2007 A, RB	5.50%	11/15/2032	2,665	3,576,830
Los Alamitos Unified School District; Series 2013, GO Bonds (g)	6.01%	08/01/2040	1,660	1,629,838
Los Angeles (City of), CA Community Facilities District No. 4 (Playa Vista - Phase 1); Series 2014, Ref. RB	5.00%	09/01/2031	600	690,228
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2010 A, RB	5.00%	05/15/2035	2,500	2,543,750
Series 2010 B, RB	5.00%	05/15/2040	1,000	1,017,360
Series 2013, RB (k)	5.00%	05/15/2043	3,000	3,312,420
Series 2019, RB (k)	5.00%	05/15/2049	2,000	2,396,640
Los Angeles (City of), CA Department of Water & Power;
Series 2011 A, RB (b)(c)	5.00%	07/01/2021	25	26,598
Series 2011 A, RB (f)	5.00%	07/01/2022	1,830	1,946,534
Series 2011 A, RB	5.25%	07/01/2039	1,500	1,565,490
Los Angeles (City of), CA Harbor Department; Series 2014 A, Ref. RB (k)	5.00%	08/01/2036	1,000	1,143,300
Los Angeles County Schools Regionalized Business Services Corp. (Los Angeles County Schools Pooled Financing Program); Series 1999 A, COP (INS -AMBAC)(d)(e)	0.00%	08/01/2024	1,265	1,152,832
Marin (County of), CA Water District Financing Authority; Series 2017, RB (f)	5.00%	07/01/2047	3,120	3,746,434
Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS -AGC)(d)(e)	0.00%	08/01/2035	940	628,606
Montclair (City of), CA Redevelopment Agency (Montclair Redevelopment Project No. V); Series 2001, Ref. RB (INS -NATL)(d)	5.00%	10/01/2020	245	245,191
Moorpark Unified School District (Election of 2008); Series 2009 A, GO Bonds (INS -AGC)(d)(e)	0.00%	08/01/2031	840	644,507
Mountain View Shoreline Regional Park Community; Series 2018 A, RB (INS -AGM)(d)	5.00%	08/01/2048	2,000	2,446,380
Mt. San Antonio Community College District (Election 2008); Series 2013 A, GO Bonds (g)	6.25%	08/01/2043	2,035	2,025,741
National City (City of), CA Community Development Commission (National City Redevelopment); Series 2011, RB (b)(c)	7.00%	08/01/2021	1,500	1,648,905
Norco (City of), CA Financing Authority; Series 2009, Ref. RB (INS -AGM)(d)	5.62%	10/01/2034	1,000	1,003,200
North Orange County Community College District (Election of 2014); Series 2019 B, GO Bonds	4.00%	08/01/2044	2,500	2,855,050
Northern California Transmission Agency (California-Oregon Transmission); Series 2016, Ref. RB	5.00%	05/01/2038	1,250	1,489,450
Oakland Unified School District (County of Alameda); Series 2015 A, GO Bonds	5.00%	08/01/2040	1,070	1,240,793
Orange (County of), CA Community Facilities District No. 2015-1 (Esencia Village);
Series 2015 A, RB	5.00%	08/15/2035	125	142,643
Series 2015 A, RB	5.25%	08/15/2045	1,810	2,066,640
Orange (County of), CA Community Facilities District No. 2016-1 (Esencia Village); Series 2016 A, RB	5.00%	08/15/2046	2,000	2,290,500
See accompanying notes which are an integral part of this schedule.
Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Oroville (City of), CA (Oroville Hospital); Series 2019, RB	5.25%	04/01/2039	$ 1,325	$ 1,588,609
Palomar Community College District; Series 2010, GO Bonds (g)	6.37%	08/01/2045	3,330	3,353,809
Rancho Cordova (City of), CA Community Facilities District No. 2003-1 (Sunridge Anatolia); Series 2012, Ref. RB	5.00%	09/01/2027	1,000	1,083,330
Rancho Water District Financing Authority; Series 2019 A, Ref. RB	4.00%	08/01/2038	1,500	1,767,255
Redding (City of), CA Redevelopment Agency (Canby-Hilltop-Cypress Redevelopment); Series 2003 A, RB (INS -NATL)(d)	5.00%	09/01/2023	1,400	1,404,256
Regents of the University of California;
Series 2016 L, Ref. RB (f)	5.00%	05/15/2041	3,420	4,002,084
Series 2018 O, Ref. RB	5.00%	05/15/2048	3,000	3,653,010
Rialto Unified School District;
Series 2019 A, GO Bonds (INS -BAM)(d)(e)	0.00%	08/01/2042	1,765	852,371
Series 2019 A, GO Bonds (INS -BAM)(d)(e)	0.00%	08/01/2043	975	452,264
Riverside (County of), CA Community Facilities District No. 07-2 (Clinton Keith); Series 2015, RB	5.00%	09/01/2044	1,000	1,127,830
Riverside (County of), CA Public Financing Authority (Desert Communities and Interstate 215 Corridor);
Series 2017 A, Ref. RB (INS -BAM)(d)	5.00%	10/01/2034	1,000	1,211,910
Series 2017 A, Ref. RB (INS -BAM)(d)	4.00%	10/01/2040	500	550,455
Riverside (County of), CA Transportation Commission; Series 2010 A, RB (b)(c)	5.00%	06/01/2020	1,500	1,530,345
Romoland School District Community Facilities No. 2004-1; Series 2015, Ref. RB	5.00%	09/01/2038	1,000	1,136,100
Sacramento (City of), CA; Series 2018 A, RB	5.00%	06/01/2043	2,000	2,413,860
Sacramento (County of), CA;
Series 2010, RB	5.00%	07/01/2040	2,200	2,246,156
Series 2018 C, Ref. RB (k)	5.00%	07/01/2039	1,685	2,031,756
San Bernardino Community College District;
Series 2019 A, GO Bonds	4.00%	08/01/2044	1,085	1,211,218
Series 2019 A, GO Bonds	4.00%	08/01/2049	6,030	6,692,818
San Buenaventura (City of), CA (Community Memorial Health System); Series 2011, RB	7.50%	12/01/2041	2,000	2,202,140
San Diego (City of), CA Public Facilities Financing Authority;
Series 2016 A, Ref. RB	5.00%	05/15/2039	1,565	1,871,396
Series 2016 B, Ref. RB	5.00%	08/01/2036	1,500	1,817,625
Subseries 2012 A, Ref. RB	5.00%	08/01/2032	2,215	2,433,643
San Diego (City of), CA Regional Building Authority (County Operations Center); Series 2016 A, Ref. RB	5.00%	10/15/2034	1,500	1,795,035
San Diego (County of), CA Regional Airport Authority;
Series 2017 B, RB (k)	5.00%	07/01/2037	1,000	1,190,220
Series 2019 B, Ref. RB (k)	4.00%	07/01/2044	220	244,990
Series 2019 B, Ref. RB (k)	5.00%	07/01/2049	870	1,051,908
San Diego (County of), CA Regional Transportation Commission; Series 2014 A, RB (f)	5.00%	04/01/2048	2,980	3,375,893
San Diego Community College District (Election of 2006); Series 2011, GO Bonds (b)(c)	5.00%	08/01/2021	2,500	2,670,300
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2011 C, Ref. RB (k)	5.00%	05/01/2023	5,000	5,275,650
Series 2011 G, Ref. RB (b)(c)	5.25%	05/03/2021	1,450	1,537,305
Series 2011 G, Ref. RB	5.25%	05/01/2028	550	582,478
Series 2018 D, RB (f)(k)	5.25%	05/01/2048	4,500	5,453,775
San Francisco (City & County of), CA Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, RB	5.00%	11/01/2036	4,000	4,298,360
San Francisco (City & County of), CA Redevelopment Financing Authority (Mission Bay North Redevelopment); Series 2011 C, RB (b)(c)	6.75%	02/01/2021	1,000	1,067,040
San Francisco (City & County of), CA Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2011 D, RB (b)(c)	7.00%	02/01/2021	500	534,720
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Mission Bay South Redevelopment); Series 2014 A, RB	5.00%	08/01/2043	1,060	1,197,895
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvement); Series 2013 A, Ref. RB	5.00%	08/01/2033	500	538,415
See accompanying notes which are an integral part of this schedule.
Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Francisco (City of), CA Bay Area Rapid Transit District;
Series 2012 A, RB (b)(c)	5.00%	07/01/2022	$ 730	$ 805,694
Series 2015 A, Ref. RB	5.00%	07/01/2032	1,500	1,789,425
San Francisco (City of), CA Bay Area Rapid Transit District (Election of 2016 Green Bond); Series 2017 A-1, GO Bonds (f)	5.00%	08/01/2047	3,425	4,165,417
San Joaquin Hills Transportation Corridor Agency;
Series 2014 A, Ref. RB	5.00%	01/15/2044	1,730	1,959,692
Series 2014 B, Ref. RB	5.25%	01/15/2044	2,000	2,257,580
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS -AGM)(d)(e)	0.00%	09/01/2031	3,110	2,411,463
San Luis Obispo (County of), CA Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS -AGM)(d)	5.00%	08/01/2030	1,500	1,588,965
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program); Series 2019, RB	5.00%	08/01/2049	1,670	2,090,656
San Mateo (City of), CA Foster School District (Election 2008); Series 2010, GO Bonds (g)	6.62%	08/01/2042	1,010	1,020,615
Santa Margarita Water District (Community Facilities District No. 2013-1);
Series 2013, RB	5.63%	09/01/2036	960	1,061,309
Series 2013, RB	5.63%	09/01/2043	960	1,061,760
Santaluz Community Facilities District No. 2 (Improvement Area No. 1);
Series 2011 A, Ref. RB	5.00%	09/01/2028	820	870,356
Series 2011 A, Ref. RB	5.00%	09/01/2029	710	753,736
Series 2011 A, Ref. RB	5.10%	09/01/2030	460	489,118
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB (e)	0.00%	06/01/2036	4,000	1,602,160
Simi Valley Unified School District; Series 2019 B, GO Bonds	4.00%	08/01/2048	2,000	2,230,040
Simi Valley Unified School District (Election of 2004);
Series 2007 C, GO Bonds (INS -AGM)(d)(e)	0.00%	08/01/2028	3,480	2,927,446
Series 2007 C, GO Bonds (INS -AGM)(d)(e)	0.00%	08/01/2030	2,765	2,185,898
South Orange (County of), CA Public Financing Authority (Ladera Ranch); Series 2014 A, Ref. RB	5.00%	08/15/2034	895	961,006
Southern California Public Power Authority (Milford Wind Corridor Phase II);
Series 2011 1, RB (f)	5.25%	07/01/2031	2,100	2,236,101
Series 2011-1, RB (f)	5.25%	07/01/2029	2,100	2,238,852
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2019, Ref. RB	5.00%	06/01/2039	750	909,675
Series 2019, Ref. RB	5.00%	06/01/2048	1,000	1,182,980
Turlock Irrigation District; Series 2019, Ref. RB	5.00%	01/01/2044	1,000	1,256,160
Tustin (City of), CA Public Financing Authority; Series 2011 A, RB (b)(c)	5.00%	04/01/2021	1,000	1,054,530
Tustin Unified School District (Community Facilities District No. 97-1); Series 2015, Ref. RB (INS -BAM)(d)	5.00%	09/01/2038	3,000	3,469,920
University of California; Series 2018 AZ, Ref. RB	4.00%	05/15/2048	2,000	2,248,780
Walnut (City of), CA Energy Center Authority; Series 2010 A, Ref. RB	5.00%	01/01/2035	3,000	3,009,540
West Contra Costa Unified School District; Series 2005, GO Bonds (INS -NATL)(d)(e)	0.00%	08/01/2025	2,500	2,275,925
Western Riverside (County of), CA Water & Wastewater Financing Authority (Eastern Municipal Water District Improvement); Series 2009, RB (INS -AGC)(d)	5.62%	09/01/2039	1,000	1,003,310
Whittier (City of), CA (Presbyterian Intercommunity Hospital, Inc.); Series 2014, RB	5.00%	06/01/2044	1,500	1,660,830
Woodland (City of), CA Community Facilities District 1; Series 2019, RB	5.00%	09/01/2044	1,155	1,328,389
Yosemite Community College District (Election of 2004); Series 2008 C, GO Bonds (INS -AGM)(d)(e)	0.00%	08/01/2024	4,685	4,375,415
				478,703,114
Guam–1.65%
Guam (Territory of); Series 2011 A, RB	5.13%	01/01/2042		1,500	1,565,595
Guam (Territory of) (Section 30);
Series 2009 A, RB (b)(c)	5.37%	12/01/2019		1,000	1,000,000
Series 2009 A, RB (b)(c)	5.62%	12/01/2019		660	660,000
Guam (Territory of) International Airport Authority; Series 2013 C, RB (k)	6.25%	10/01/2034		1,000	1,151,640
Guam (Territory of) Waterworks Authority; Series 2014 A, Ref. RB	5.00%	07/01/2035		765	845,738
See accompanying notes which are an integral part of this schedule.
Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Guam–(continued)
Port Authority of Guam; Series 2018 A, RB	5.00%	07/01/2048	$ 1,825	$ 2,147,660
				7,370,633
Virgin Islands–0.95%
Virgin Islands (Government of) Port Authority;
Series 2014 A, Ref. RB (k)	5.00%	09/01/2029		1,645	1,652,221
Series 2014 A, Ref. RB (k)	5.00%	09/01/2033		1,500	1,477,501
Virgin Islands (Government of) Public Finance Authority; Series 2015, RB (j)	5.00%	09/01/2030		1,000	1,109,080
					4,238,802
Puerto Rico–0.36%
Children’s Trust Fund; Series 2002, RB	5.38%	05/15/2033		700	710,626
Puerto Rico Sales Tax Financing Corp.; Series 2018 A-1, RB (e)	0.00%	07/01/2027		1,120	892,282
					1,602,908
TOTAL INVESTMENTS IN SECURITIES(l)–110.21% (Cost $456,051,582)					491,915,457
FLOATING RATE NOTE OBLIGATIONS–(8.02)%
Notes with interest and fee rates ranging from 1.65% to 1.87% at 11/30/2019 and contractual maturities of collateral ranging from 07/01/2022 to 04/01/2056(m)					(35,780,000)
OTHER ASSETS LESS LIABILITIES–(2.19)%					(9,771,937)
NET ASSETS–100.00%					$446,363,520
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
COP	– Certificates of Participation
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)	Zero coupon bond issued at a discount.
(f)	Underlying security related to TOB Trusts entered into by the Fund.
(g)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(h)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2019.
(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(j)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $33,053,535, which represented 7.41% of the Fund’s Net Assets.
(k)	Security subject to the alternative minimum tax.
(l)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(m)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2019. At November 30, 2019, the Fund’s investments with a value of $60,889,493 are held by TOB Trusts and serve as collateral for the $35,780,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco California Tax-Free Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of November 30, 2019, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco California Tax-Free Income Fund